NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Concentration of Risk (Policies)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Concentration of Risk

l)Concentration of Risk

The Company maintains its cash accounts in a commercial bank located in Mexico. As at November 30, 2017 and December 31, 2016, the Company has not engaged in any transactions that would be considered derivative instruments on hedging activities.